SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 2,549,650	$ 632,385
Total deferred tax asset	2,549,650	632,385
Less: valuation allowance	(2,549,650)	(632,385)
Total deferred tax asset
Total deferred tax liabilities
Net deferred tax asset (liabilities)